Financial instruments - Schedule of financial liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	$ 11	$ 0
Total	0	0
Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	18,241	16,152
Total	38,794	38,460
Accounts payable | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	0	0
Accounts payable | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	198	2,889
Accrued expenses | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	0	0
Accrued expenses | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	16,931	12,101
Current lease liabilities | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	0	0
Current lease liabilities | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	1,112	1,162
Financial liabilities at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	11
Financial liabilities at fair value through profit or loss | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	0
Non-current lease liabilities | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Non-current liabilities	0	0
Non-current lease liabilities | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Non-current liabilities	3,374	3,510
Long-term borrowings with related party | Financial liabilities at fair value through profit or loss | Controlling shareholder
Disclosure of financial liabilities [line items]
Non-current liabilities	0	0
Long-term borrowings with related party | Financial liabilities measured at amortized cost | Controlling shareholder
Disclosure of financial liabilities [line items]
Non-current liabilities	34,095	34,014
Other non-current liabilities | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Non-current liabilities	0	0
Other non-current liabilities | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Non-current liabilities	$ 1,325	$ 936